Other commitments, contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Oher commitments, contingent liabilities and contingent assets	Other commitments, contingent liabilities and contingent assets
  Accounting policies
Estimation uncertainty regarding levies
Equinor’s global business activities are subject
to different indirect taxes (levies) in various
jurisdictions around the world. In these
jurisdictions, governments can respond to
global or local development, including climate
related matters and public fiscal balances, by
issuing new laws or other regulations stipulating
changes in value added tax, tax on emissions,
customs duties or other levies which may affect
profitability and even the viability of Equinor’s
business in that jurisdiction. Equinor mitigates
this risk by using local legal representatives and
staying up to date with the legislation in the
jurisdictions where activities are carried out.
Occasionally, legal disputes arise from
difference in interpretations. Equinor’s legal
department, together with local legal
representatives, estimate the outcome from
such legal disputes based on first-hand
knowledge. Such estimates may differ from the
actual results.
Contractual commitments
Equinor had contractual commitments of USD 11,841
million as of 31 December 2024. The contractual
commitments reflect Equinor's proportional share and
mainly comprise construction and acquisition of
property, plant and equipment as well as committed
investments or funding to equity accounted entities of
USD 1,090 million.
Equinor also had estimated expenditures related to
commitments to drill a certain number of wells, which
sometimes can be a prerequisite to be awarded oil
and gas exploration and production licences. At the
end of 2024, Equinor was committed to participate in
29 wells, with an average ownership interest of
approximately 44%. Equinor's share of estimated
expenditures to drill these wells amounts to USD 428
million. Additional wells that Equinor may become
committed to participating in depending on future
discoveries in certain licences are not included in
these numbers.
Other long-term commitments
Equinor has entered into various long-term
agreements for pipeline transportation as well as
terminal use, processing, storage and entry/exit
capacity commitments and commitments related to
specific purchase agreements.
The agreements ensure the rights to the capacity or
volumes in question, but also impose on Equinor the
obligation to pay for the agreed-upon service or
commodity, irrespective of actual use. The contracts'
terms vary, with durations of up to 2060.
For assets (such as pipelines) that are included in the
Equinor accounts through joint operations or similar
arrangements, and where consequently Equinor’s
share of assets, liabilities, income and expenses
(capacity costs) are reflected on a line-by-line basis
in the Consolidated financial statements, the amounts
in the table include the net commitment payable by
Equinor (i.e. Equinor’s proportionate share of the
commitment less Equinor's ownership share in the
applicable entity).
The table below also includes USD 5,738 million as the
non-lease components of lease agreements reflected
in the accounts according to IFRS 16, as well as leases
not yet commenced. For commenced leases, please
refer to note 25 Leases.
Nominal minimum other long-term commitments at
31 December 2024:

(in USD million)

2025	3,112
2026	2,571
2027	1,898
2028	1,475
2029	1,177
Thereafter	4,655

Total other long-term commitments	14,888
Guarantees
Equinor has guaranteed for its proportionate share
of some of our equity accounted companies’ long-
term bank debt and other contractual obligations.
The total amount guaranteed at year-end 2024 is
USD 1,053 million. The book value of the guarantees is
immaterial.
Contingent liabilities and contingent assets
Claim from Petrofac regarding multiple variation
order requests performed in Algeria (In Salah)
Petrofac International (UAE) LLC (“PIUL”) was
awarded the EPC Contract to execute the ISSF
Project (the In Salah Southern Fields Project in central
Algeria). Following a suspension of activity in 2013,
PIUL issued multiple Variation Order Requests
(“VoRs”) related to the costs incurred for stand-by
and remobilization costs. Several VoRs have been
paid, but the settlement of the remaining has been
unsuccessful. PIUL initiated arbitration in August 2020
claiming an estimated amount of USD 532 million, of
which Equinor holds a 31.85% share. The arbitration
process has progressed during 2024. Equinor's
maximum exposure amounts to USD 169 million.
Equinor has provided for its best estimate in the
matter.
Withholding tax dispute regarding remittances
from Brazil to Norway
Remittances made from Brazil for services are
normally subject to withholding income tax. In 2012,
Equinor’s subsidiaries in Brazil filed a lawsuit to avoid
paying this tax on remittances made to Equinor ASA
and Equinor Energy AS under the Double Tax Treaty
Brazil had with Norway until 2024. The lawsuit relates
to services without transfer of technology on fields
where Equinor is a partner. Court proceedings
through several levels in the legal system have been
ongoing
and a final verdict has not yet been reached.
Withholding tax has not been paid since 2014 based
on a court ruling. Equinor's share of maximum
exposure in the case at year end 2024 is estimated at
approximately USD 184 million. Although Equinor
continues to be of the view that all applicable tax
regulations have been applied in the case,
developments in similar litigation in Brazil led to an
updated evaluation of the likelihood of loss, and
Equinor has provided for the best estimate in the
case as income tax expense.
Suit for an annulment of Petrobras’ sale of the
interest in BM-S-8 to Equinor
In March 2017, an individual connected to the Union of
Oil Workers of Sergipe (Sindipetro) filed a class
action suit against Petrobras, Equinor, and ANP - the
Brazilian Regulatory Agency - to seek annulment of
Petrobras’ sale of the interest and operatorship in
BM-S-8 to Equinor, which was closed in November
2016 after approval by the partners and authorities.
During the last years, court decisions that confirm
Equinor’s position have been issued at the first and
second court instance levels. The plaintiff still has the
possibility of a narrower scope appeal. At the end of
2024, the acquired interest remains on Equinor’s
balance sheet, where the assets related to phase 1
have been reclassified to property, plant and
equipment and the assets related to phase 2 are
presented as intangible assets, all of which are part of
the Exploration & Production International (E&P
International) segment.
Brazilian law creating uncertainty regarding
certain tax incentives
Equinor is currently part in legal matters in the state
of Rio de Janeiro in Brazil related to a law requiring
taxpayers that benefit from ICMS tax incentives (i.e.
Repetro) to deposit 10% of the savings
made from such benefits into a state fund. Equinor is
of the opinion that specific incentives so far relevant
for the Roncador and Peregrino fields are not in
scope of the law, while the state of Rio de Janeiro
requires deposits to be paid with the addition of fines
and interest. While legal developments in 2023
included clarification from the Supreme Court that
the law is constitutional, subject to a final ruling,
Equinor’s litigation in the matter continues, mainly
related to the law’s impact specifically for Repetro
and other state tax incentives. Equinor believes that
our view in the matter will ultimately be upheld by the
courts, and no amounts have consequently been
provided for in the financial statements. At year-end
2024, the maximum exposure for Equinor in the
matter has been estimated to be a total of
USD 96 million.
KKD oil sands partnership
Canadian tax authorities have issued a notice of
reassessment for 2014 for Equinor's Canadian
subsidiary which was party to Equinor's divestment of
40% of the KKD Oil Sands partnership at that time.
The reassessment adjusts the allocation of the
proceeds of disposition of certain Canadian resource
properties from the partnership. Maximum exposure
is estimated to be approximately USD 350 million.
Following an administrative appeal process with
Canadian tax authorities, Equinor commenced court
proceedings in the matter in 2023. While the court
process may take several years, the reassessment will
impact Equinor’s tax paying position while the
proceedings are ongoing. Equinor is of the view that
all applicable tax regulations have been applied in the
case and that Equinor has a strong position. No
amounts have consequently been provided for in the
financial statements.
Other claims
During the normal course of its business, Equinor is
involved in legal proceedings, and several other
unresolved claims are currently outstanding. The
ultimate liability or asset, in respect of such litigation
and claims cannot be determined at this time. Equinor
has provided in its Consolidated financial statements
for probable liabilities related to litigation and claims
based on its best estimate. Equinor does not expect
that its financial position, results of operations or cash
flows will be materially affected by the resolution of
these legal proceedings. Equinor is actively pursuing
the above disputes through the contractual and legal
means available in each case, but the timing of the
ultimate resolutions and related cash flows, if any,
cannot at present be determined with sufficient
reliability.
Provisions related to claims other than those related
to income tax are reflected within note 23 Provisions
and other liabilities. Uncertain income tax related
liabilities are reflected as current tax payables or
deferred tax liabilities as appropriate, while uncertain
tax assets are reflected as current or deferred tax
assets.